Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Feb. 29, 2016	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000111445
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 10,000	$ 9,462	$ 9,559	$ 9,946	$ 10,662	$ 10,430	$ 10,913	$ 10,681	$ 10,526	$ 10,817	$ 10,778	$ 11,010		$ 11,008	$ 11,338	$ 11,359	$ 11,112	$ 10,885	$ 10,802	$ 10,761	$ 11,112	$ 11,338	$ 11,276	$ 11,524	$ 11,441	$ 11,746	$ 11,920	$ 11,725	$ 11,595	$ 11,855	$ 12,071	$ 11,616	$ 11,269	$ 11,053	$ 11,226	$ 11,009	$ 10,923	$ 10,619	$ 11,163	$ 11,337	$ 11,272	$ 11,185	$ 10,837	$ 11,120	$ 11,098	$ 10,880	$ 11,054	$ 11,337	$ 11,076	$ 11,594	$ 10,890	$ 10,428	$ 9,108	$ 9,174	$ 9,812	$ 10,164	$ 10,846	$ 11,528	$ 11,198	$ 11,110	$ 11,902	$ 12,491	$ 12,809	$ 13,670	$ 13,421	$ 14,486	$ 14,985	$ 15,121	$ 15,484	$ 15,484	$ 15,778	$ 16,322	$ 15,438	$ 16,189	$ 17,249	$ 18,310	$ 19,861	$ 20,378	$ 20,456	$ 18,491	$ 18,930	$ 18,646	$ 17,663	$ 17,896	$ 18,930	$ 18,950	$ 19,396	$ 18,385	$ 18,563	$ 18,415	$ 17,433	$ 17,939	$ 19,188	$ 18,980	$ 18,682	$ 18,593	$ 18,325	$ 18,029	$ 18,275	$ 18,183	$ 19,044	$ 19,782	$ 20,059	$ 19,721	$ 19,075	$ 19,136	$ 19,967	$ 19,659	$ 19,844	$ 19,775	$ 20,619	$ 20,489	$ 21,236	$ 20,392	$ 20,457	$ 21,236	$ 21,269	$ 21,918	$ 22,405	$ 23,022	$ 23,607	$ 24,134
C000101132
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	978,175	988,095	1,029,762	1,103,175	1,079,365	1,128,968	1,105,159	1,089,286	1,121,032	1,117,063	1,140,873		1,140,408	1,174,260	1,178,492	1,153,102	1,129,829	1,119,250	1,115,018	1,153,102	1,176,376	1,170,029	1,197,534	1,189,071	1,220,916	1,238,739	1,218,688	1,205,320	1,232,055	1,254,335	1,207,548	1,171,901	1,151,849	1,167,445	1,147,393	1,136,254	1,105,631	1,164,059	1,182,037	1,175,295	1,164,059	1,130,351	1,159,565	1,157,317	1,134,845	1,152,823	1,182,037	1,155,070	1,211,564	1,136,269	1,088,354	949,172	958,299	1,024,467	1,060,974	1,133,987	1,204,719	1,170,494	1,161,367	1,243,507	1,305,974	1,338,918	1,430,689	1,404,805	1,517,754	1,569,522	1,583,641	1,621,291	1,621,291	1,654,234	1,708,356	1,616,584	1,695,215	1,808,050	1,920,885	2,084,765	2,138,496	2,146,556	1,939,691	1,988,049	1,958,497	1,853,721	1,880,587	1,988,049	1,992,941	2,036,266	1,931,048	1,949,616	1,934,143	1,832,020	1,887,723	2,020,792	1,996,035	1,968,184	1,955,805	1,931,048	1,899,472	1,925,140	1,915,515	2,008,563	2,085,569	2,117,654	2,082,360	2,011,772	2,018,189	2,108,029	2,075,943	2,095,194	2,090,043	2,178,259	2,164,688	2,246,118	2,154,509	2,161,295	2,246,118	2,249,511	2,317,369	2,368,263	2,436,122	2,497,195	2,555,812
C000014418
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,056	8,950	9,538	9,500	9,663	9,695	9,996	9,952	9,908	9,714	9,927		10,119	10,241	10,607	10,601	10,697	10,903	11,032	11,221	11,227	11,404	11,666	11,934	12,133	12,702	12,265	12,008	12,126	12,404	12,438	12,917	13,249	13,290	12,425	12,642	11,418	12,373	12,807	13,156	13,730	13,164	13,971	14,281	14,211	14,265	14,490	14,963	15,416	15,480	14,198	12,415	14,117	14,803	15,117	16,101	17,210	16,494	16,083	17,539	18,224	17,887	18,480	18,966	20,202	20,177	20,671	21,075	21,586	20,416	21,726	21,446	22,376	20,827	20,614	21,328	19,575	19,435	18,155	19,630	18,897	17,413	18,628	19,667	18,621	19,450	18,791	19,684	19,960	19,950	21,161	21,810	21,735	20,598	20,247	22,160	23,093	23,905	25,490	26,127	24,991	26,576	27,874	27,949	28,973	29,447	29,322	30,733	30,146	30,991	30,446	28,527	28,513	30,446	32,065	32,723	32,924	33,497	34,012	34,428	34,138
C000081632
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,556	9,435	10,047	10,000	10,168	10,193	10,503	10,449	10,402	10,193	10,402		10,600	10,724	11,095	11,081	11,178	11,384	11,508	11,705	11,705	11,873	12,139	12,419	12,608	13,198	12,734	12,461	12,571	12,851	12,881	13,368	13,705	13,742	12,838	13,053	11,776	12,759	13,201	13,553	14,135	13,545	14,356	14,667	14,594	14,634	14,856	15,331	15,785	15,845	14,522	12,689	14,420	15,115	15,421	16,422	17,536	16,800	16,367	17,839	18,526	18,171	18,760	19,236	20,482	20,448	20,933	21,331	21,833	20,638	21,946	21,651	22,579	20,994	20,771	21,471	19,702	19,546	18,244	19,711	18,963	17,466	18,681	19,711	18,637	19,458	18,792	19,669	19,935	19,913	21,101	21,744	21,656	20,512	20,146	22,033	22,946	23,747	25,295	25,911	24,770	26,331	27,591	27,656	28,640	29,099	28,955	30,333	29,740	30,546	29,999	28,084	28,054	29,938	31,518	32,141	32,324	32,856	33,342	33,722	33,413
C000047558
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	955,834	944,628	1,007,251	1,003,296	1,020,435	1,024,634	1,056,427	1,051,790	1,047,816	1,027,284	1,049,803		1,070,521	1,084,115	1,122,178	1,122,178	1,132,373	1,154,123	1,168,397	1,189,236	1,189,928	1,207,926	1,236,307	1,265,381	1,286,154	1,347,925	1,300,861	1,274,388	1,286,889	1,316,304	1,320,716	1,371,456	1,406,599	1,411,776	1,320,073	1,343,738	1,213,794	1,315,219	1,362,220	1,399,327	1,461,171	1,400,976	1,486,733	1,520,541	1,513,944	1,519,716	1,543,630	1,593,929	1,642,453	1,650,188	1,513,532	1,323,588	1,505,796	1,579,711	1,613,231	1,718,946	1,837,031	1,761,657	1,717,834	1,872,965	1,946,728	1,911,541	1,974,878	2,027,659	2,160,490	2,157,851	2,211,511	2,254,616	2,310,035	2,185,121	2,325,870	2,295,961	2,396,771	2,230,963	2,209,120	2,285,570	2,098,912	2,084,019	1,947,004	2,105,862	2,027,426	1,868,568	1,999,626	2,111,819	1,998,377	2,088,486	2,018,908	2,114,721	2,145,517	2,144,377	2,274,408	2,346,268	2,338,283	2,216,236	2,178,596	2,383,908	2,486,081	2,574,678	2,745,160	2,813,621	2,691,465	2,863,289	3,002,896	3,013,635	3,123,710	3,174,720	3,162,639	3,315,670	3,254,073	3,344,892	3,287,938	3,080,132	3,080,132	3,287,938	3,464,957	3,535,764	3,558,854	3,621,965	3,677,380	3,723,558	3,693,352
C000014485
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	8,952	8,873	9,410	9,482	9,605	9,552	9,945	9,969	9,930	9,730	10,128		10,297	10,460	10,879	10,896	10,996	11,123	11,222	11,427	11,427	11,712	11,987	12,393	12,599	13,431	12,970	12,537	12,594	12,921	12,913	13,382	13,854	13,886	12,891	13,102	11,924	12,890	13,379	13,579	14,214	13,128	14,011	14,296	13,959	14,157	14,420	15,044	15,435	15,402	14,130	12,395	14,030	14,837	15,150	15,995	17,219	16,599	16,230	18,199	18,992	18,776	19,433	19,983	21,015	21,103	21,789	22,214	22,909	21,694	23,060	22,793	23,680	22,213	21,557	22,224	20,068	19,929	18,389	20,108	19,379	17,655	19,035	20,118	18,917	20,078	19,643	20,477	20,881	20,980	22,286	23,066	22,789	21,744	21,374	23,307	24,259	24,849	26,198	26,950	25,846	27,200	28,388	28,457	29,260	29,622	29,405	31,084	30,362	31,455	31,200	29,159	29,094	30,855	32,509	33,115	33,770	34,605	35,377	35,492	35,420
C000014487
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,441	9,354	9,913	9,983	10,104	10,042	10,449	10,468	10,420	10,206	10,615		10,785	10,950	11,383	11,392	11,491	11,616	11,709	11,916	11,911	12,197	12,478	12,892	13,099	13,954	13,466	13,008	13,059	13,389	13,375	13,852	14,329	14,355	13,318	13,528	12,315	13,288	13,786	13,983	14,629	13,499	14,398	14,683	14,327	14,523	14,780	15,414	15,804	15,759	14,449	12,665	14,330	15,144	15,454	16,305	17,540	16,897	16,513	18,505	19,299	19,066	19,723	20,270	21,300	21,377	22,060	22,475	23,164	21,920	23,286	23,002	23,884	22,390	21,715	22,373	20,190	20,036	18,479	20,193	19,447	17,708	19,080	20,153	18,938	20,087	19,638	20,460	20,850	20,936	22,228	22,990	22,700	21,647	21,263	23,173	24,103	24,675	25,999	26,727	25,617	26,941	28,102	28,150	28,927	29,269	29,035	30,672	29,943	30,999	30,729	28,703	28,619	30,332	31,940	32,514	33,136	33,934	34,668	34,761	34,670
C000014488
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	944,822	936,668	993,476	1,001,359	1,014,406	1,009,242	1,050,829	1,053,819	1,049,742	1,029,084	1,071,215		1,089,285	1,106,921	1,151,286	1,153,491	1,164,237	1,177,740	1,188,487	1,210,531	1,210,807	1,241,118	1,270,603	1,314,142	1,336,255	1,424,651	1,375,852	1,330,120	1,336,534	1,371,390	1,371,111	1,421,305	1,471,498	1,475,402	1,369,717	1,392,583	1,267,951	1,370,789	1,423,055	1,444,527	1,512,614	1,397,063	1,491,425	1,522,220	1,486,622	1,507,811	1,536,063	1,603,020	1,645,025	1,641,310	1,506,153	1,321,277	1,496,152	1,582,161	1,615,879	1,706,459	1,837,330	1,771,609	1,732,748	1,943,341	2,028,443	2,005,664	2,076,307	2,135,416	2,246,137	2,256,228	2,330,042	2,375,888	2,450,855	2,321,392	2,468,155	2,439,898	2,535,594	2,378,897	2,308,963	2,381,218	2,150,525	2,136,016	1,971,484	2,156,038	2,078,560	1,894,006	2,042,288	2,159,230	2,030,590	2,155,725	2,109,422	2,199,390	2,243,349	2,254,192	2,395,152	2,479,553	2,450,247	2,338,592	2,299,030	2,507,686	2,610,545	2,674,692	2,820,429	2,901,722	2,783,773	2,930,101	3,058,692	3,066,673	3,153,879	3,193,786	3,171,024	3,352,529	3,275,614	3,394,116	3,367,142	3,147,717	3,141,353	3,331,986	3,511,405	3,577,475	3,649,303	3,740,225	3,824,479	3,837,512	3,830,780
C000014466
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	8,950	8,870	9,405	9,475	9,598	9,545	9,936	9,957	9,914	9,716	10,112		10,278	10,441	10,857	10,873	10,970	11,100	11,192	11,397	11,397	11,678	11,948	12,354	12,556	13,383	12,920	12,490	12,545	12,866	12,861	13,323	13,792	13,824	12,828	13,040	11,865	12,825	13,308	13,506	14,137	13,056	13,934	14,213	13,879	14,076	14,334	14,954	15,340	15,301	14,036	12,313	13,937	14,732	15,047	15,881	17,096	16,478	16,108	18,058	18,844	18,628	19,277	19,821	20,837	20,920	21,603	22,019	22,708	21,497	22,852	22,580	23,457	22,000	21,350	22,011	19,871	19,732	18,203	19,904	19,181	17,469	18,837	19,904	18,713	19,858	19,428	20,249	20,645	20,740	22,031	22,796	22,522	21,489	21,120	23,025	23,962	24,546	25,875	26,616	25,522	26,857	28,019	28,086	28,871	29,225	29,012	30,661	29,943	31,019	30,763	28,747	28,679	30,410	32,039	32,631	33,275	34,090	34,847	34,955	34,881
C000014468
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,443	9,350	9,907	9,977	10,099	10,035	10,441	10,458	10,406	10,191	10,597		10,771	10,934	11,364	11,370	11,469	11,591	11,684	11,887	11,882	12,166	12,440	12,852	13,058	13,907	13,419	12,960	13,012	13,337	13,320	13,797	14,268	14,291	13,256	13,465	12,256	13,227	13,721	13,919	14,558	13,436	14,326	14,611	14,256	14,448	14,704	15,326	15,715	15,669	14,367	12,587	14,244	15,047	15,355	16,198	17,425	16,785	16,401	18,372	19,163	18,925	19,576	20,117	21,134	21,210	21,884	22,291	22,971	21,739	23,093	22,809	23,675	22,192	21,524	22,169	20,006	19,849	18,303	20,000	19,262	17,535	18,890	19,954	18,745	19,884	19,436	20,245	20,628	20,710	21,989	22,739	22,448	21,402	21,024	22,907	23,826	24,390	25,692	26,413	25,314	26,617	27,756	27,803	28,565	28,896	28,663	30,274	29,548	30,591	30,320	28,316	28,233	29,919	31,499	32,059	32,672	33,456	34,176	34,258	34,164
C000014469
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	944,695	936,230	993,228	1,001,129	1,014,108	1,008,465	1,050,226	1,052,483	1,048,533	1,027,652	1,069,977		1,087,726	1,105,417	1,149,360	1,151,072	1,161,915	1,175,611	1,185,884	1,207,570	1,207,570	1,237,816	1,266,921	1,310,293	1,331,805	1,419,978	1,370,993	1,325,466	1,331,805	1,366,383	1,365,806	1,415,367	1,465,504	1,468,962	1,363,501	1,385,976	1,261,823	1,363,724	1,416,130	1,437,092	1,504,638	1,389,927	1,483,676	1,513,955	1,478,435	1,499,397	1,527,347	1,593,728	1,635,489	1,631,375	1,496,798	1,312,857	1,486,808	1,572,020	1,605,517	1,694,843	1,824,719	1,759,487	1,720,113	1,929,324	2,013,757	1,990,679	2,060,506	2,119,091	2,228,566	2,238,034	2,310,821	2,356,386	2,430,356	2,301,353	2,446,925	2,418,521	2,512,537	2,357,471	2,287,959	2,359,254	2,130,517	2,115,664	1,952,281	2,135,270	2,058,034	1,875,045	2,021,793	2,137,052	2,009,856	2,133,153	2,087,066	2,175,649	2,218,743	2,229,516	2,368,973	2,451,570	2,422,841	2,311,514	2,272,610	2,478,504	2,579,992	2,643,257	2,786,656	2,866,792	2,749,903	2,893,905	3,020,434	3,027,665	3,113,222	3,152,386	3,129,490	3,308,439	3,231,967	3,348,445	3,321,471	3,104,454	3,097,710	3,285,302	3,461,858	3,526,841	3,597,341	3,686,232	3,768,993	3,781,254	3,774,011
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	1,000,000	1,011,039	1,018,221	1,030,700	1,037,722	1,038,533	1,056,816	1,065,524	1,066,674	1,066,927	1,059,849	1,036,026		1,039,104	1,042,770	1,050,816	1,050,464	1,059,180	1,067,352	1,066,447	1,071,759	1,081,005	1,077,201	1,078,494	1,076,862	1,081,610	1,071,201	1,061,044	1,066,396	1,059,280	1,065,057	1,063,512	1,065,738	1,070,989	1,066,399	1,057,479	1,062,235	1,078,854	1,093,729	1,094,921	1,114,693	1,116,253	1,133,352	1,149,383	1,152,804	1,178,889	1,173,782	1,177,574	1,177,339	1,179,093	1,200,255	1,218,227	1,194,431	1,218,357	1,229,736	1,239,997	1,261,779	1,254,503	1,252,242	1,247,766	1,264,049	1,268,414	1,260,441	1,244,178	1,229,699	1,240,039	1,244,769	1,253,843	1,266,434	1,265,588	1,254,781	1,253,755	1,255,270	1,254,423	1,226,921	1,210,193	1,177,725	1,133,799	1,140,037	1,117,257	1,145,347	1,115,572	1,067,509	1,055,796	1,095,163	1,091,443	1,125,300	1,097,650	1,123,400	1,130,262	1,118,544	1,116,806	1,117,916	1,111,184	1,084,688	1,068,376	1,116,458	1,158,821	1,156,048	1,142,187	1,153,402	1,126,449	1,145,121	1,155,589	1,181,818	1,199,216	1,215,664	1,188,053	1,200,578	1,182,446	1,189,571	1,214,166	1,213,876	1,218,164	1,211,985	1,230,868	1,229,111	1,243,874	1,257,054	1,265,355	1,272,986	1,272,105
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	950,376	949,094	1,013,478	1,017,407	1,035,678	1,038,362	1,076,645	1,078,156	1,078,360	1,058,690	1,097,898		1,119,599	1,140,834	1,186,132	1,187,516	1,199,711	1,216,594	1,224,188	1,249,360	1,253,185	1,279,036	1,308,883	1,349,026	1,364,025	1,442,121	1,388,969	1,353,670	1,358,865	1,391,589	1,400,154	1,452,259	1,499,581	1,508,116	1,405,036	1,433,669	1,304,222	1,408,736	1,453,969	1,482,222	1,542,236	1,444,230	1,546,014	1,568,233	1,543,392	1,572,270	1,606,325	1,664,632	1,714,874	1,714,202	1,573,090	1,378,793	1,555,546	1,629,634	1,662,043	1,755,757	1,881,962	1,810,454	1,762,307	1,955,216	2,030,390	2,009,892	2,065,314	2,155,766	2,270,817	2,286,677	2,340,059	2,395,647	2,468,488	2,353,679	2,518,582	2,501,131	2,613,222	2,477,996	2,403,801	2,493,053	2,275,654	2,279,829	2,091,643	2,284,502	2,191,336	1,989,517	2,150,591	2,270,775	2,139,945	2,274,406	2,218,913	2,300,379	2,336,284	2,346,439	2,501,481	2,581,841	2,540,734	2,419,597	2,368,721	2,585,046	2,702,486	2,747,899	2,894,625	2,987,758	2,865,725	3,007,821	3,115,748	3,153,674	3,230,171	3,299,158	3,269,240	3,461,148	3,378,640	3,472,727	3,427,414	3,234,299	3,212,367	3,414,569	3,588,209	3,668,739	3,743,110	3,879,734	3,970,572	3,980,304	3,982,741
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	950,376	949,094	1,013,478	1,017,407	1,035,678	1,038,362	1,076,645	1,078,156	1,078,360	1,058,690	1,097,898		1,119,599	1,140,834	1,186,132	1,187,516	1,199,711	1,216,594	1,224,188	1,249,360	1,253,185	1,279,036	1,308,883	1,349,026	1,364,025	1,442,121	1,388,969	1,353,670	1,358,865	1,391,589	1,400,154	1,452,259	1,499,581	1,508,116	1,405,036	1,433,669	1,304,222	1,408,736	1,453,969	1,482,222	1,542,236	1,444,230	1,546,014	1,568,233	1,543,392	1,572,270	1,606,325	1,664,632	1,714,874	1,714,202	1,573,090	1,378,793	1,555,546	1,629,634	1,662,043	1,755,757	1,881,962	1,810,454	1,762,307	1,955,216	2,030,390	2,009,892	2,065,314	2,155,766	2,270,817	2,286,677	2,340,059	2,395,647	2,468,488	2,353,679	2,518,582	2,501,131	2,613,222	2,477,996	2,403,801	2,493,053	2,275,654	2,279,829	2,091,643	2,284,502	2,191,336	1,989,517	2,150,591	2,270,775	2,139,945	2,274,406	2,218,913	2,300,379	2,336,284	2,346,439	2,501,481	2,581,841	2,540,734	2,419,597	2,368,721	2,585,046	2,702,486	2,747,899	2,894,625	2,987,758	2,865,725	3,007,821	3,115,748	3,153,674	3,230,171	3,299,158	3,269,240	3,461,148	3,378,640	3,472,727	3,427,414	3,234,299	3,212,367	3,414,569	3,588,209	3,668,739	3,743,110	3,879,734	3,970,572	3,980,304	3,982,741
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	950,376	949,094	1,013,478	1,017,407	1,035,678	1,038,362	1,076,645	1,078,156	1,078,360	1,058,690	1,097,898		1,119,599	1,140,834	1,186,132	1,187,516	1,199,711	1,216,594	1,224,188	1,249,360	1,253,185	1,279,036	1,308,883	1,349,026	1,364,025	1,442,121	1,388,969	1,353,670	1,358,865	1,391,589	1,400,154	1,452,259	1,499,581	1,508,116	1,405,036	1,433,669	1,304,222	1,408,736	1,453,969	1,482,222	1,542,236	1,444,230	1,546,014	1,568,233	1,543,392	1,572,270	1,606,325	1,664,632	1,714,874	1,714,202	1,573,090	1,378,793	1,555,546	1,629,634	1,662,043	1,755,757	1,881,962	1,810,454	1,762,307	1,955,216	2,030,390	2,009,892	2,065,314	2,155,766	2,270,817	2,286,677	2,340,059	2,395,647	2,468,488	2,353,679	2,518,582	2,501,131	2,613,222	2,477,996	2,403,801	2,493,053	2,275,654	2,279,829	2,091,643	2,284,502	2,191,336	1,989,517	2,150,591	2,270,775	2,139,945	2,274,406	2,218,913	2,300,379	2,336,284	2,346,439	2,501,481	2,581,841	2,540,734	2,419,597	2,368,721	2,585,046	2,702,486	2,747,899	2,894,625	2,987,758	2,865,725	3,007,821	3,115,748	3,153,674	3,230,171	3,299,158	3,269,240	3,461,148	3,378,640	3,472,727	3,427,414	3,234,299	3,212,367	3,414,569	3,588,209	3,668,739	3,743,110	3,879,734	3,970,572	3,980,304	3,982,741
EATON VANCE Index: Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Commodity Index Total Return
Accumulated Value	10,000	9,832	9,672	10,042	10,896	10,876	11,325	10,746	10,557	10,887	10,834	10,979		11,177	11,192	11,215	10,917	10,752	10,610	10,589	10,829	10,872	10,856	11,089	11,038	11,367	11,593	11,392	11,322	11,614	11,779	11,367	11,124	10,927	11,137	10,897	10,835	10,089	10,638	10,746	10,727	10,682	10,322	10,599	10,528	10,284	10,405	10,615	10,343	10,865	10,065	9,558	8,334	8,206	8,562	8,757	9,257	9,883	9,552	9,686	10,027	10,525	10,802	11,501	11,254	12,187	12,519	12,751	12,985	12,947	13,591	13,942	12,923	13,379	14,553	15,460	16,797	17,492	17,759	15,845	16,521	16,535	15,195	15,497	15,922	15,532	15,456	14,729	14,699	14,589	13,766	14,322	15,219	15,102	14,997	15,037	14,698	14,303	14,360	14,149	14,617	15,010	15,273	15,038	14,432	14,439	15,140	14,860	14,920	15,072	15,668	15,790	16,411	15,622	15,532	15,906	15,833	16,139	16,486	16,963	17,506	17,450
EATON VANCE Index: Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Commodity Index Total Return
Accumulated Value	$ 1,000,000	$ 983,193	$ 967,201	$ 1,004,165	$ 1,089,640	$ 1,087,582	$ 1,132,508	$ 1,074,620	$ 1,055,684	$ 1,088,748	$ 1,083,429	$ 1,097,877		$ 1,117,667	$ 1,119,181	$ 1,121,517	$ 1,091,668	$ 1,075,232	$ 1,060,950	$ 1,058,911	$ 1,082,854	$ 1,087,219	$ 1,085,598	$ 1,108,877	$ 1,103,762	$ 1,136,714	$ 1,159,288	$ 1,139,239	$ 1,132,159	$ 1,161,419	$ 1,177,872	$ 1,136,693	$ 1,112,433	$ 1,092,738	$ 1,113,692	$ 1,089,650	$ 1,083,514	$ 1,008,886	$ 1,063,834	$ 1,074,605	$ 1,072,686	$ 1,068,164	$ 1,032,225	$ 1,059,946	$ 1,052,817	$ 1,028,396	$ 1,040,476	$ 1,061,514	$ 1,034,334	$ 1,086,478	$ 1,006,548	$ 955,816	$ 833,384	$ 820,563	$ 856,179	$ 875,719	$ 925,701	$ 988,308	$ 955,186	$ 968,641	$ 1,002,665	$ 1,052,538	$ 1,080,174	$ 1,150,067	$ 1,125,376	$ 1,218,677	$ 1,251,927	$ 1,275,104	$ 1,298,548	$ 1,294,707	$ 1,359,122	$ 1,394,242	$ 1,292,316	$ 1,337,873	$ 1,455,321	$ 1,545,984	$ 1,679,665	$ 1,749,215	$ 1,775,890	$ 1,584,545	$ 1,652,087	$ 1,653,542	$ 1,519,465	$ 1,549,720	$ 1,592,154	$ 1,553,179	$ 1,545,569	$ 1,472,943	$ 1,469,909	$ 1,458,864	$ 1,376,637	$ 1,432,244	$ 1,521,851	$ 1,510,190	$ 1,499,705	$ 1,503,688	$ 1,469,815	$ 1,430,282	$ 1,435,973	$ 1,414,850	$ 1,461,656	$ 1,500,989	$ 1,527,340	$ 1,503,849	$ 1,443,152	$ 1,443,855	$ 1,514,049	$ 1,485,991	$ 1,492,034	$ 1,507,243	$ 1,566,837	$ 1,579,041	$ 1,641,082	$ 1,562,166	$ 1,553,160	$ 1,590,573	$ 1,583,349	$ 1,613,851	$ 1,648,557	$ 1,696,269	$ 1,750,590	$ 1,744,967